Investment in equity investee	12 Months Ended
Mar. 31, 2020
Equity Method Investments And Joint Ventures [Abstract]
Investment in equity investee

10. Investment in equity investee

Investment in equity investee, consists of the following:

	As of March 31,
	2019	2020	2020
	(INR)	(INR)	(US$)
	(In thousand)
Investment in associate	—	26	0.3
Total	—	26	0.3

During the year, Azure Power India Private Limited won a tender issued by Solar Energy Corporation of India Limited (SECI) during December 2019 pursuant to which Azure Power India Private Limited has agreed to a firm purchase commitment with a solar module manufacturer to procure 2,800 MWs of modules. Pursuant to the terms of the tender, Azure Power India Private Limited has entered into a joint venture agreement on January 6, 2020 with a third party to establish a manufacturing facility with a capacity of manufacturing 500 MW Solar PV Modules per annum.

Accordingly, the Company has invested INR 0.026 million (US$ 0.0003 million) to acquire 26% of the equity shares in a newly formed company incorporated as part of the joint venture agreement to establish a manufacturing facility (investee) and is committed to further invest 26% of the equity required for construction of the manufacturing facility, and procure modules, in compliance with the terms of the aforementioned tender.